Note 8 - Employee Benefit Plans (Details) - Allocations Of Investments And Measurement Dates By Asset Category	Dec. 31, 2012	Dec. 31, 2011
Hecla [Member] | Cash [Member]
Note 8 - Employee Benefit Plans (Details) - Allocations Of Investments And Measurement Dates By Asset Category [Line Items]
Allocation Of Investment	1.00%	1.00%
Hecla [Member] | Large Cap U.S. Equities [Member]
Note 8 - Employee Benefit Plans (Details) - Allocations Of Investments And Measurement Dates By Asset Category [Line Items]
Allocation Of Investment	11.00%	13.00%
Hecla [Member] | Small Cap U.S. Equities [Member]
Note 8 - Employee Benefit Plans (Details) - Allocations Of Investments And Measurement Dates By Asset Category [Line Items]
Allocation Of Investment	4.00%	4.00%
Hecla [Member] | Foreign Government Debt Securities [Member]
Note 8 - Employee Benefit Plans (Details) - Allocations Of Investments And Measurement Dates By Asset Category [Line Items]
Allocation Of Investment	10.00%	9.00%
Hecla [Member] | Fixed Income Funds [Member]
Note 8 - Employee Benefit Plans (Details) - Allocations Of Investments And Measurement Dates By Asset Category [Line Items]
Allocation Of Investment	33.00%	37.00%
Hecla [Member] | Real Estate [Member]
Note 8 - Employee Benefit Plans (Details) - Allocations Of Investments And Measurement Dates By Asset Category [Line Items]
Allocation Of Investment	18.00%	13.00%
Hecla [Member] | Hedge Funds [Member]
Note 8 - Employee Benefit Plans (Details) - Allocations Of Investments And Measurement Dates By Asset Category [Line Items]
Allocation Of Investment	13.00%	13.00%
Hecla [Member] | Real Return [Member]
Note 8 - Employee Benefit Plans (Details) - Allocations Of Investments And Measurement Dates By Asset Category [Line Items]
Allocation Of Investment	10.00%	10.00%
Hecla [Member]
Note 8 - Employee Benefit Plans (Details) - Allocations Of Investments And Measurement Dates By Asset Category [Line Items]
Allocation Of Investment	100.00%	100.00%
Lucky Friday [Member] | Cash [Member]
Note 8 - Employee Benefit Plans (Details) - Allocations Of Investments And Measurement Dates By Asset Category [Line Items]
Allocation Of Investment	1.00%	1.00%
Lucky Friday [Member] | Large Cap U.S. Equities [Member]
Note 8 - Employee Benefit Plans (Details) - Allocations Of Investments And Measurement Dates By Asset Category [Line Items]
Allocation Of Investment	9.00%	12.00%
Lucky Friday [Member] | Small Cap U.S. Equities [Member]
Note 8 - Employee Benefit Plans (Details) - Allocations Of Investments And Measurement Dates By Asset Category [Line Items]
Allocation Of Investment	5.00%	4.00%
Lucky Friday [Member] | Foreign Government Debt Securities [Member]
Note 8 - Employee Benefit Plans (Details) - Allocations Of Investments And Measurement Dates By Asset Category [Line Items]
Allocation Of Investment	10.00%	9.00%
Lucky Friday [Member] | Fixed Income Funds [Member]
Note 8 - Employee Benefit Plans (Details) - Allocations Of Investments And Measurement Dates By Asset Category [Line Items]
Allocation Of Investment	34.00%	38.00%
Lucky Friday [Member] | Real Estate [Member]
Note 8 - Employee Benefit Plans (Details) - Allocations Of Investments And Measurement Dates By Asset Category [Line Items]
Allocation Of Investment	17.00%	13.00%
Lucky Friday [Member] | Hedge Funds [Member]
Note 8 - Employee Benefit Plans (Details) - Allocations Of Investments And Measurement Dates By Asset Category [Line Items]
Allocation Of Investment	14.00%	13.00%
Lucky Friday [Member] | Real Return [Member]
Note 8 - Employee Benefit Plans (Details) - Allocations Of Investments And Measurement Dates By Asset Category [Line Items]
Allocation Of Investment	10.00%	10.00%
Lucky Friday [Member]
Note 8 - Employee Benefit Plans (Details) - Allocations Of Investments And Measurement Dates By Asset Category [Line Items]
Allocation Of Investment	100.00%	100.00%